Financial Instrument Risk Management - Notional Amount of Derivative Financial Instruments (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 168,785	$ 152,785
Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	62,792	62,131
Swap contracts
Disclosure of detailed information about financial instruments [line items]
Financial assets	912	1,227
Over-the-counter interest rate contracts | Forward contracts | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	6	50
Over-the-counter interest rate contracts | Interest rate swap contracts | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	17,675	19,607
Over-the-counter interest rate contracts | Options purchased | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	6,288	6,746
Over-the-counter interest rate contracts | Options written | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	465	831
Over-the-counter foreign exchange contracts | Forward contracts | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	12,236	9,426
Over-the-counter foreign exchange contracts | Foreign currency swap contracts | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	18,524	16,956
Over-the-counter other contracts | Forward contracts | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	307	304
Over-the-counter other contracts | Swap contracts | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	171	179
Over-the-counter other contracts | Options purchased | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	127	1,164
Over-the-counter other contracts | Credit derivatives | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	912	1,227
Exchange-traded interest rate contracts | Futures contracts | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	3,389	2,917
Exchange-traded equity contracts | Options purchased | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	127	200
Exchange-traded equity contracts | Options written | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	12	17
Exchange-traded equity contracts | Futures contracts | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	2,553	2,507
Under 1 Year | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	21,909	16,540
Under 1 Year | Over-the-counter interest rate contracts | Forward contracts | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	50
Under 1 Year | Over-the-counter interest rate contracts | Interest rate swap contracts | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,010	1,906
Under 1 Year | Over-the-counter interest rate contracts | Options purchased | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	757	617
Under 1 Year | Over-the-counter interest rate contracts | Options written | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	357
Under 1 Year | Over-the-counter foreign exchange contracts | Forward contracts | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	12,205	5,289
Under 1 Year | Over-the-counter foreign exchange contracts | Foreign currency swap contracts | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,260	867
Under 1 Year | Over-the-counter other contracts | Forward contracts | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	132	128
Under 1 Year | Over-the-counter other contracts | Swap contracts | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	170	178
Under 1 Year | Over-the-counter other contracts | Options purchased | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	119	1,164
Under 1 Year | Over-the-counter other contracts | Credit derivatives | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	175	343
Under 1 Year | Exchange-traded interest rate contracts | Futures contracts | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	3,389	2,917
Under 1 Year | Exchange-traded equity contracts | Options purchased | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	127	200
Under 1 Year | Exchange-traded equity contracts | Options written | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	12	17
Under 1 Year | Exchange-traded equity contracts | Futures contracts | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	2,553	2,507
1 to 5 Years | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	10,829	15,720
1 to 5 Years | Over-the-counter interest rate contracts | Forward contracts | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	6	0
1 to 5 Years | Over-the-counter interest rate contracts | Interest rate swap contracts | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	3,363	3,052
1 to 5 Years | Over-the-counter interest rate contracts | Options purchased | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	3,246	3,279
1 to 5 Years | Over-the-counter interest rate contracts | Options written | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	465	474
1 to 5 Years | Over-the-counter foreign exchange contracts | Forward contracts | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	31	4,137
1 to 5 Years | Over-the-counter foreign exchange contracts | Foreign currency swap contracts | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	2,797	3,723
1 to 5 Years | Over-the-counter other contracts | Forward contracts | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	175	176
1 to 5 Years | Over-the-counter other contracts | Swap contracts | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	1	1
1 to 5 Years | Over-the-counter other contracts | Options purchased | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	8	0
1 to 5 Years | Over-the-counter other contracts | Credit derivatives | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	737	878
1 to 5 Years | Exchange-traded interest rate contracts | Futures contracts | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
1 to 5 Years | Exchange-traded equity contracts | Options purchased | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
1 to 5 Years | Exchange-traded equity contracts | Options written | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
1 to 5 Years | Exchange-traded equity contracts | Futures contracts | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Over 5 Years | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	30,054	29,871
Over 5 Years | Over-the-counter interest rate contracts | Forward contracts | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Over 5 Years | Over-the-counter interest rate contracts | Interest rate swap contracts | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	13,302	14,649
Over 5 Years | Over-the-counter interest rate contracts | Options purchased | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	2,285	2,850
Over 5 Years | Over-the-counter interest rate contracts | Options written | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Over 5 Years | Over-the-counter foreign exchange contracts | Forward contracts | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Over 5 Years | Over-the-counter foreign exchange contracts | Foreign currency swap contracts | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	14,467	12,366
Over 5 Years | Over-the-counter other contracts | Forward contracts | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Over 5 Years | Over-the-counter other contracts | Swap contracts | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Over 5 Years | Over-the-counter other contracts | Options purchased | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Over 5 Years | Over-the-counter other contracts | Credit derivatives | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	6
Over 5 Years | Exchange-traded interest rate contracts | Futures contracts | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Over 5 Years | Exchange-traded equity contracts | Options purchased | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Over 5 Years | Exchange-traded equity contracts | Options written | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Over 5 Years | Exchange-traded equity contracts | Futures contracts | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 0	$ 0